Contingent Consideration (Tables)	9 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Schedule of Reconciliation of Contingent Consideration Liability

The following table represents a reconciliation of the contingent consideration liability related to the acquisition of QuaDPharma in 2014 measured on a recurring basis using level 3 inputs as of December 31, 2015 and 2016 (in thousands):

Balance as of December 31, 2014	$995
Adjustment to fair value	138

Balance as of December 31, 2015	1,133
Adjustment to fair value	(106)
Satisfied through issuance of common stock	(343)
Paid in cash	(684)

Balance as of December 31, 2016	$—

The following table represents a reconciliation of the contingent consideration liability related to the acquisition of Polymed measured on a recurring basis using level 3 inputs as of December 31, 2015 and December 31, 2016:

Acquisition date fair value of contingent consideration	$4,488
Adjustment to fair value	353

Balance as of December 31, 2015	4,841
Adjustment to fair value	159
Satisfied through issuance of common stock	(2,500)
Paid in cash	(2,500)

Balance as of December 31, 2016	$—